TRADING ASSETS AND LIABILITIES - Total trading assets and liabilities, net (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trading assets and liabilities [abstract]
Total trading assets and liabilities net	$ 10,083,801	$ 9,936,860